Earnings Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net (loss)/income	$ 56.7	$ 86.3	$ 237.5	$ 305.2	$ 534.7	$ 51.1	$ 29.8
Preference share dividends					(49.9)	(44.6)	(44.5)
Net income/(loss) available to Aspen Insurance Holdings Limited’s ordinary shareholders	$ 42.9	$ 72.5	$ 196.4	$ 269.2	$ 484.8	$ 6.5	$ (14.7)
Basic and weighted average ordinary shares outstanding	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000	60,395,839	60,395,839	60,395,839
Diluted weighted average ordinary shares outstanding	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000	60,395,839,000,000
Diluted earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)
Basic earnings per ordinary share (in usd per share)	$ 0.71	$ 1.20	$ 3.25	$ 4.46	$ 8.03	$ 0.11	$ (0.24)